Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per common share
Net income available to common shareholders (in shares)	$ 100.6	$ 87.7	$ 235.5	$ 1,904.2
Weighted average basic common shares outstanding (in shares)	114,445,447	117,681,835	116,390,461	113,100,521
Earnings per common share (in dollars per share)	$ 0.88	$ 0.75	$ 2.02	$ 16.84
Earnings per diluted common share
Share-based compensation plans (in shares)	289,079	293,264	455,530	132,409
Weighted average diluted common shares outstanding (in shares)	114,734,526	117,975,099	116,845,991	113,232,930
Earnings per diluted common share (in dollars per share)	$ 0.88	$ 0.74	$ 2.02	$ 16.82